Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Israel	$ (27,301)	$ (20,004)	$ (19,241)
Foreign	(3,411)	39	208
Total	(30,712)	(19,965)	(19,033)
Income tax expense was as follows:
Israel	87	0	0
Foreign	146	73	84
Total current tax expense	233	73	84
Deferred:
Israel	0	0	0
Foreign	(11)	3	(9)
Total deferred tax expense	(11)	3	(9)
Total income tax expense	$ 222	$ 76	$ 75